CASH, CASH EQUIVALENTS AND RESTRICTED CASH	6 Months Ended
Jun. 30, 2022
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

4. CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the condensed consolidated balance sheets that sum to the total of the same such amounts shown in the unaudited condensed consolidated statements of cash flows.

	As of
	June 30, 2022	December 31, 2021
	RMB	RMB
	Unaudited
Cash and cash equivalents	61,824	157,399
Restricted cash	2,321	1,823
Total cash, cash equivalents, and restricted cash shown in the unaudited condensed consolidated statements of cash flows	64,145	159,222